SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

25.	SUBSEQUENT EVENTS

In February 2025, the Board of Directors declared a dividend of $0.20 per share for the fourth quarter of 2024. The record date for the dividend was March 14, 2025, the ex-dividend date was March 14, 2025, for shares listed on the New York Stock Exchange and March 13, 2025, for shares listed on the Oslo Stock Exchange, and the dividend was paid on March 31, 2025.

Refer to Note 17 for details of other transactions that have concluded subsequent to December 31, 2024 pertaining to financing.